Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Expenses by Nature
The following table provides the additional disclosure required on the nature of expenses and their relationship to the function within the Group:

Expenses by nature for the year ended December 31, 2024:

	Cost of production of manufactured products (Note 5)					General and Administrative Expenses	Selling Expenses	Total
	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	5,348	15,941	14,372	47,731	83,392	34,578	12,327	130,297
Raw materials and consumables	—	886	28,319	5,930	35,135	—	—	35,135
Depreciation and amortization	2,055	5,204	6,156	149,453	162,868	25,270	1,042	189,180
Depreciation of right of use assets	—	54	—	8,901	8,955	14,914	130	23,999
Fuel, lubricants and others	263	1,534	1,611	35,069	38,477	1,478	406	40,361
Maintenance and repairs	1,698	5,051	5,386	37,045	49,180	5,904	1,135	56,219
Freights	344	11,561	3,635	395	15,935	—	70,697	86,632
Export taxes / selling taxes	—	—	—	—	—	—	36,145	36,145
Export expenses	—	—	—	—	—	—	12,816	12,816
Contractors and services	2,882	1,554	687	13,031	18,154	—	—	18,154
Energy transmission	—	—	—	—	—	—	2,340	2,340
Energy power	1,392	3,742	3,276	780	9,190	705	223	10,118
Professional fees	91	362	131	1,166	1,750	11,916	872	14,538
Other taxes	87	478	218	22,093	22,876	686	35	23,597
Contingencies	—	—	—	—	—	1,115	—	1,115
Lease expense and similar arrangements	246	1,228	201	—	1,675	1,629	708	4,012
Third parties raw materials	5,300	40,938	85,376	39,635	171,249	—	—	171,249
Tax recoveries	—	—	—	(18,536)	(18,536)	—	—	(18,536)
Others	786	3,287	2,908	8,947	15,928	5,685	14,606	36,219
Subtotal	20,492	91,820	152,276	351,640	616,228	103,880	153,482	873,590
Own agricultural produce consumed	47,329	149,914	84,134	191,536	472,913	—	—	472,913
Total	67,821	241,734	236,410	543,176	1,089,141	103,880	153,482	1,346,503

Expenses by nature for the year ended December 31, 2023:

	Cost of production of manufactured products (Note 5)					General and Administrative Expenses	Selling Expenses	Total
	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	2,549	10,541	7,733	47,050	67,873	30,581	8,899	107,353
Raw materials and consumables	293	818	19,361	7,878	28,350	—	—	28,350
Depreciation and amortization	3,087	4,514	3,153	131,536	142,290	14,632	1,166	158,088
Depreciation of right of use assets	—	32	350	9,402	9,784	7,837	208	17,829
Fuel, lubricants and others	139	665	1,338	37,707	39,849	572	251	40,672
Maintenance and repairs	724	2,550	1,490	32,594	37,358	1,377	583	39,318
Freights	80	5,662	1,921	106	7,769	—	57,629	65,398
Export taxes / selling taxes	—	—	—	—	—	—	29,910	29,910
Export expenses	—	—	—	—	—	—	11,550	11,550
Contractors and services	2,013	2,705	214	11,313	16,245	—	—	16,245
Energy transmission	—	—	—	—	—	—	2,621	2,621
Energy power	817	2,291	1,693	776	5,577	342	66	5,985
Professional fees	38	71	69	1,105	1,283	8,553	1,725	11,561
Other taxes	12	160	102	4,232	4,506	582	23	5,111
Contingencies	—	—	—	—	—	988	—	988
Lease expense and similar arrangements	127	523	145	—	795	975	567	2,337
Third parties raw materials	3,838	35,289	47,336	31,969	118,432	—	—	118,432
Tax recoveries	—	—	—	(74)	(74)	—	—	(74)
Others	552	1,396	1,498	6,091	9,537	3,881	13,894	27,312
Subtotal	14,269	67,217	86,403	321,685	489,574	70,320	129,092	688,986
Own agricultural produce consumed	32,817	56,412	34,938	226,868	351,035	—	—	351,035
Total	47,086	123,629	121,341	548,553	840,609	70,320	129,092	1,040,021

Expenses by nature for the year ended December 31, 2022:

	Cost of production of manufactured products (Note 5)
	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total	General and Administrative Expenses	Selling Expenses	Total
Salaries, social security expenses and employee benefits	4,216	12,362	11,627	35,890	64,095	39,347	9,472	112,914
Raw materials and consumables	367	367	29,317	14,094	44,145	—	—	44,145
Depreciation and amortization	4,463	3,814	4,007	123,960	136,244	18,109	1,408	155,761
Depreciation right-of-use and other leases	—	115	971	7,475	8,561	7,702	99	16,362
Fuel, lubricants and others	239	249	1,886	38,813	41,187	712	340	42,239
Maintenance and repairs	1,264	3,320	1,856	22,674	29,114	1,718	741	31,573
Freights	519	9,319	2,862	75	12,775	—	57,913	70,688
Export taxes / selling taxes	—	—	—	—	—	—	39,202	39,202
Export expenses	—	—	—	—	—	—	17,963	17,963
Contractors and services	2,218	720	569	7,044	10,551	—	—	10,551
Energy transmission	—	—	—	—	—	—	3,053	3,053
Energy power	1,577	3,172	3,189	733	8,671	373	89	9,133
Professional fees	59	86	110	837	1,092	8,337	802	10,231
Other taxes	25	117	110	2,775	3,027	852	63	3,942
Contingencies	—	—	—	—	—	568	—	568
Lease expense and similar arrangements	178	682	197	—	1,057	1,153	271	2,481
Third parties raw materials	8,270	23,934	75,674	13,693	121,571	—	—	121,571
Tax recoveries	—	—	—	(556)	(556)	—	—	(556)
Others	1,335	2,736	1,269	4,322	9,662	5,416	12,099	27,177
Subtotal	24,730	60,993	133,644	271,829	491,196	84,287	143,515	718,998
Own agricultural produce consumed	43,780	104,337	47,079	183,507	378,703	—	—	378,703
Total	68,510	165,330	180,723	455,336	869,899	84,287	143,515	1,097,701